Borrowings - 2029 Notes - Narrative (Details) - USD ($) $ in Thousands	Sep. 12, 2024	Sep. 30, 2024	Sep. 05, 2024	Sep. 30, 2023
Debt Instrument [Line Items]
Outstanding principal amount		$ 1,569,493		$ 566,080
2029 Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000
Outstanding principal amount		$ 500,000
Interest rate	5.80%
2029 Notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Redemption price percentage	100.00%
2029 Notes | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	40.00%
Redemption price percentage	100.00%
2029 Notes | Hedging instruments (Interest rate swaps) | Tranche One
Debt Instrument [Line Items]
Fixed interest rate (as a percent)			6.046%
Basis spread on variable rate (as a percent)			2.7875%
Notional Amount			$ 350,000
2029 Notes | Hedging instruments (Interest rate swaps) | Tranche Two
Debt Instrument [Line Items]
Fixed interest rate (as a percent)			6.046%
Basis spread on variable rate (as a percent)			2.77%
Notional Amount			$ 150,000
2029 Notes | Hedging instruments (Interest rate swaps) | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Fixed interest rate (as a percent)			6.046%
Basis spread on variable rate (as a percent)			2.7875%
Notional Amount			$ 350,000
2029 Notes | Hedging instruments (Interest rate swaps) | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Fixed interest rate (as a percent)			6.046%
Basis spread on variable rate (as a percent)			2.77%
Notional Amount			$ 150,000